Assets not freely disposable	12 Months Ended
Dec. 31, 2018
Disclosure of Assets Not Freely Disposable [Abstract]
Assets not freely disposable

43 Assets not freely disposable

Assets not freely disposable
	2018	2017
Banks
– Cash and balances with central banks	1,471	1,569
– Loans and advances to banks	4,373	3,730
Financial assets at fair value through profit or loss	1,620	1,072
Financial assets at fair value through OCI	421	n/a
Securities at amortised cost	769	n/a
Investments	n/a	885
Loans and advances to customers	74,352	76,083
Other assets	734	813
	83,740	84,152

In some jurisdictions ING Bank N.V. has an obligation to maintain a reserve with central banks. As at 31 December 2018, the minimum mandatory reserve deposits with various central banks amount to EUR 9,359 million (2017: EUR 8,503 million).

Loans and advances to customers that have been pledged as collateral for Debt securities in issue and for liquidity purposes, amount in the Netherlands to EUR 46 billion (2017: EUR 50 billion), in Germany to EUR 12 billion (2017: EUR 12 billion), in Belgium EUR 12 billion (2017: EUR 10 billion), in Australia to EUR 3 billion (2017: EUR 2 billion) and in the United States to EUR 1 billion (2017: EUR 1 billion).

The table does not include assets relating to securities lending as well as sale and repurchase transactions. Reference is made to Note 44 ‘Transfer of financial assets’.